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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21483
                                   ---------------------------------------------

                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   401 W. Main Street, Suite 2100       Louisville, Kentucky          40202
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460
                                                    ----------------------------
Date of fiscal year end:        February 28, 2009
                           -----------------------------

Date of reporting period:       November 30, 2008
                           -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

COMMON STOCKS -- 99.3%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 7.3%
   Abercrombie & Fitch Co. - Class A                      14,559    $    281,425
   Brown Shoe Co., Inc.                                   90,106         508,198
   Callaway Golf Co.                                      53,860         542,370
   CBRL Group, Inc.                                       25,237         487,831
   CEC Entertainment, Inc. (a)                            31,832         547,829
   Cinemark Holdings, Inc.                                71,433         537,890
   Entercom Communications Corp.                          89,394          97,439
   Ethan Allen Interiors, Inc.                            35,900         495,779
   Foot Locker, Inc.                                      38,481         258,977
   Jones Apparel Group, Inc.                              62,552         320,892
   Media General, Inc. - Class A                          33,649          64,943
   Penn National Gaming, Inc. (a)                         33,733         715,140
   Phillips-Van Heusen Corp.                              28,652         499,691
   RC2 Corp. (a)                                          48,622         516,852
   Ryland Group, Inc. (The)                               37,427         635,136
   Stage Stores, Inc.                                    103,469         598,051
   Standard Pacific Corp. (a)                             94,606         182,590
                                                                    ------------
                                                                       7,291,033
                                                                    ------------
CONSUMER STAPLES - 3.9%
   Fresh Del Monte Produce, Inc. (a)                      22,027         555,961
   Lance, Inc.                                            49,845         973,473
   Ralcorp Holdings, Inc. (a)                             15,072         942,905
   Ruddick Corp.                                          51,456       1,407,836
                                                                    ------------
                                                                       3,880,175
                                                                    ------------
ENERGY - 2.2%
   BPZ Resources, Inc. (a)                                29,088         179,182
   Carrizo Oil & Gas, Inc. (a)                            13,203         273,302
   Encore Aquisition Co. (a)                              21,219         561,030
   Hornbeck Offshore Services, Inc. (a)                   31,587         533,189
   Rex Energy Corp. (a)                                   28,852         175,997
   T-3 Energy Services, Inc. (a)                          17,825         234,399
   Willbros Group, Inc. (a)                               22,914         189,499
                                                                    ------------
                                                                       2,146,598
                                                                    ------------
FINANCIALS - 34.4%
   Alexandria Real Estate Equities, Inc.                  13,668         605,219
   Ambac Financial Group, Inc.                            47,629          66,681
   American Equity Investment Life Holding Co.            77,462         481,814
   AmTrust Financial Services, Inc.                       72,851         651,288
   Anworth Mortgage Asset Corp.                          196,759       1,245,485
   Aspen Insurance Holdings Ltd.                          20,280         373,760
   Associated Estates Realty Corp.                        13,400         117,384
   BGC Partners, Inc. - Class A                          125,676         477,569
   BioMed Realty Trust, Inc.                              31,398         292,629
   Calamos Asset Management, Inc. - Class A               70,390         286,487
   Cardinal Financial Corp.                               41,030         217,869
   Central Pacific Financial Corp.                        59,724         764,467
   Dime Community Bancshares                              66,055         891,082
   Entertainment Properties Trust                         10,830         265,660
   First Financial Bancorp                                26,717         333,963

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS -- 99.3% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 34.4% (CONTINUED)
   First Horizon National Corp.                           84,630    $    904,695
   First Midwest Bancorp, Inc.                            47,297         870,738
   First Potomac Realty Trust                             58,560         470,237
   FirstMerit Corp.                                       74,262       1,633,764
   FPIC Insurance Group, Inc. (a)                         21,054         975,642
   Fulton Financial Corp.                                 53,785         598,089
   Hancock Holding Co.                                    20,993         905,008
   Hanover Insurance Group, Inc. (The)                    49,576       1,998,904
   Health Care REIT, Inc.                                 15,892         603,896
   Healthcare Realty Trust, Inc.                          13,021         249,743
   International Bancshares Corp.                         37,771         887,619
   Investment Technology Group, Inc. (a)                  38,994         652,370
   KBW, Inc. (a)                                          26,055         591,709
   Knight Capital Group, Inc. - Class A (a)               47,220         781,491
   MFA Mortgage Investments, Inc.                        142,621         882,824
   National Retail Properties, Inc.                       30,923         414,677
   Navigators Group, Inc. (The) (a)                       14,363         779,911
   NorthStar Realty Finance Corp.                         25,675          87,295
   Old National Bancorp                                  101,990       1,752,188
   PacWest Bancorp                                        34,526         918,392
   Penson Worldwide, Inc. (a)                             48,810         322,146
   ProAssurance Corp. (a)                                 20,527       1,120,569
   Realty Income Corp.                                    85,799       1,732,282
   RLI Corp.                                              20,895       1,218,596
   Selective Insurance Group, Inc.                        45,226       1,038,389
   Senior Housing Properties Trust                        32,440         451,889
   South Financial Group, Inc. (The)                      71,359         308,271
   StellarOne Corp.                                       23,731         391,324
   Sunstone Hotel Investors, Inc.                         18,800          89,676
   Susquehanna Bancshares, Inc.                           38,864         593,842
   Trustmark Corp.                                        13,393         267,324
   Washington Federal, Inc.                               45,668         771,332
   Washington Real Estate Investment Trust                45,138       1,194,803
   World Acceptance Corp. (a)                             26,320         515,082
   Zions Bancorp.                                          2,043          65,151
                                                                    ------------
                                                                      34,111,225
                                                                    ------------
HEALTH CARE - 9.5%
   AMERIGROUP Corp. (a)                                   26,978         662,580
   AmSurg Corp. (a)                                       42,750         852,007
   Endo Pharmaceuticals Holdings, Inc. (a)                25,322         556,831
   Invacare Corp.                                         31,784         469,767
   Kindred Healthcare, Inc. (a)                           38,957         418,009
   King Pharmaceuticals, Inc. (a)                         48,333         464,480
   LifePoint Hospitals, Inc. (a)                          44,374         890,142
   Magellan Health Services, Inc. (a)                     34,366       1,128,923
   Owens & Minor, Inc.                                    14,884         618,133
   Perrigo Co.                                            31,859       1,096,268
   STERIS Corp.                                           46,946       1,298,057
   Varian, Inc. (a)                                       26,120         955,992
                                                                    ------------
                                                                       9,411,189
                                                                    ------------

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS -- 99.3% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 11.4%
   A.O. Smith Corp.                                       15,370    $    503,214
   BE Aerospace, Inc. (a)                                 43,308         354,260
   Belden, Inc.                                           42,927         747,788
   CBIZ, Inc. (a)                                         15,828         127,099
   Consolidated Graphics, Inc. (a)                        37,782         542,928
   Continental Airlines, Inc. - Class B (a)               72,511       1,064,462
   Curtiss-Wright Corp.                                   13,663         456,344
   Dycom Industries, Inc. (a)                             22,803         137,958
   EMCOR Group, Inc. (a)                                  29,363         463,054
   Genesee & Wyoming, Inc. - Class A (a)                  27,655         840,159
   Geo Group, Inc. (The) (a)                             100,944       1,948,219
   Hexcel Corp. (a)                                       45,305         339,788
   Kaydon Corp.                                            5,980         184,483
   Kennametal, Inc.                                       19,000         355,300
   Manitowoc Co., Inc. (The)                              38,264         301,520
   MasTec, Inc. (a)                                       39,787         255,035
   Moog, Inc. - Class A (a)                               12,663         407,495
   Mueller Water Products, Inc. - Series B                40,930         242,715
   Old Dominion Freight Line, Inc. (a)                    23,756         565,393
   Regal-Beloit Corp.                                      6,080         204,531
   Robbins & Myers, Inc.                                  16,110         362,475
   SkyWest, Inc.                                          25,347         385,274
   Werner Enterprises, Inc.                               32,298         561,339
                                                                    ------------
                                                                      11,350,833
                                                                    ------------
INFORMATION TECHNOLOGY - 11.5%
   ADC Telecommunications, Inc. (a)                      201,209       1,430,596
   Advanced Energy Industries, Inc. (a)                   90,966         707,716
   Arris Group, Inc. (a)                                 120,693         867,783
   Arrow Electronics, Inc. (a)                            15,984         220,579
   Atmel Corp. (a)                                       122,010         341,628
   Benchmark Electronics, Inc. (a)                        43,046         545,823
   Brooks Automation, Inc. (a)                            13,550          52,303
   CommScope, Inc. (a)                                    41,794         471,854
   Diodes, Inc. (a)                                       78,264         365,493
   Fairchild Semiconductor International, Inc.(a)        139,621         557,088
   Harris Stratex Networks, Inc. - Class A (a)            68,562         342,124
   Integrated Device Technology, Inc. (a)                153,373         792,938
   Jabil Circuit, Inc.                                    61,574         405,157
   Mentor Graphics Corp. (a)                              65,942         447,087
   MKS Instruments, Inc. (a)                              19,322         276,498
   Open Text Corp. (a)                                    10,170         270,624
   Parametric Technology Corp. (a)                        75,422         871,878
   Plexus Corp. (a)                                       59,038         984,754
   Sybase, Inc. (a)                                       27,369         674,372
   SYNNEX Corp. (a)                                       18,335         191,784
   Veeco Instruments, Inc. (a)                            90,683         537,750
                                                                    ------------
                                                                      11,355,829
                                                                    ------------
MATERIALS - 5.8%
   Albemarle Corp.                                        24,165         491,274
   H.B. Fuller Co.                                        65,342       1,159,167

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS -- 99.3% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS - 5.8% (CONTINUED)
   Myers Industries, Inc.                                 68,128    $    414,218
   Olin Corp.                                             61,947       1,014,692
   Silgan Holdings, Inc.                                  48,619       2,199,524
   Steel Dynamics, Inc.                                   56,055         463,014
                                                                    ------------
                                                                       5,741,889
                                                                    ------------
TELECOMMUNICATION SERVICES - 1.1%
   Cincinnati Bell, Inc. (a)                             307,126         531,328
   Syniverse Holdings, Inc. (a)                           57,653         563,270
                                                                    ------------
                                                                       1,094,598
                                                                    ------------
UTILITIES - 12.2%
   ALLETE, Inc.                                           18,073         618,458
   Cleco Corp.                                            73,997       1,744,109
   IDACORP, Inc.                                          56,262       1,710,365
   New Jersey Resources Corp.                             62,087       2,493,414
   Northwest Natural Gas Co.                              40,249       2,010,438
   PNM Resources, Inc.                                    59,697         623,834
   Portland General Electric Co.                          41,233         754,976
   Vectren Corp.                                          74,922       2,109,803
                                                                    ------------
                                                                      12,065,397
                                                                    ------------

TOTAL COMMON STOCKS (Cost $138,852,628)                             $ 98,448,766
                                                                    ------------

MONEY MARKET FUNDS -- 0.5%                                SHARES       VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund -
Class Y, 0.15% (b) (Cost $472,948)                       472,948    $    472,948
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $139,325,576)              $ 98,921,714

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                             151,960
                                                                    ------------

TOTAL NET ASSETS - 100.0%                                           $ 99,073,674
                                                                    ============

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to schedule of investments.

VERACITY SMALL CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

      Securities of Veracity Small Cap Value Fund (the "Fund") that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC (the "Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

      Various  inputs  are  used  in   determining   the  value  of  the  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

            o Level 1 - quoted prices in active markets for identical securities
            o     Level 2 - other significant observable inputs
            o     Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      As of November 30, 2008, all of the inputs used to value the Fund's investments were Level 1.

2.    SECURITY TRANSACTIONS

      Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

3.    FEDERAL INCOME TAX

      The following information is computed on a tax basis for each item as of November 30, 2008:

            Cost of portfolio investments             $ 143,242,386
                                                      =============
            Gross unrealized appreciation             $   4,134,205
            Gross unrealized depreciation               (48,454,877)
                                                      -------------
            Net unrealized depreciation               $ (44,320,672)
                                                      =============

      The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Matthew G. Bevin
                              --------------------------------------------------
                                    Matthew G. Bevin, President

Date          January 21, 2009
        -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Matthew G. Bevin
                              --------------------------------------------------
                                    Matthew G. Bevin, President

Date          January 21, 2009
        -----------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          January 21, 2009
        -----------------------------

* Print the name and title of each signing officer under his or her signature.